Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Revenue
Net interest income on finance receivables		$ 7,002	$ 4,347
Membership subscription revenue		32,357	25,994
Affiliates income		10,900	2,234
Fee income		116,131	46,639
Other income		4,721	197
Total Revenues, net		171,111	79,411
Operating expenses
Marketing		43,170	11,060
Provision for loss on receivables		60,749	21,294
Other direct costs		8,864	4,336
Interest expense		7,251	2,950
Personnel expenses		45,878	24,200
Underwriting expenses		8,253	6,242
Information technology expenses		7,488	7,041
Bank and payment processor fees		24,565	13,737
Change in fair value of warrant liability		39,629	14,419
Change in fair value of subordinated convertible notes		41,877	4,000
Change in fair value of contingent consideration from mergers and acquisitions		6,229
Professional fees		19,847	8,396
Depreciation and amortization expense		2,392	1,108
Occupancy expense		997	1,233
Gain on foreign currency translation		(431)	(179)
Other operating expenses		19,172	1,155
Total operating expenses		335,930	120,992
Net loss before income taxes		(164,819)	(41,581)
Income tax expense		56	6
Net loss		(164,875)	(41,587)
Net income attributable to redeemable noncontrolling interests		(12,776)	(8,409)
Reversal of previously accrued (accrual of) dividends on redeemable convertible preferred stock		42,728	(17,209)
Net loss attributable to common shareholders		$ (134,923)	$ (67,205)
Net loss per share, basic and diluted (in Dollars per share)	[1]	$ (1.39)	$ (1.49)
Weighted average shares used in computing net loss per share, basic and diluted (in Shares)	[1]	97,158,738	45,177,217

[1]	Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion Common Stock for MoneyLion Class A Common Stock at an exchange ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination,” for details. Because the Company had a net loss in the twelve months ended December 31, 2021 and 2020, the Company’s potentially dilutive securities, which include stock options, restricted stock units, preferred stock and warrants to purchase shares of common stock and preferred stock, have been excluded from the computation of diluted net loss per share, as the effect would be anti-dilutive. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders for these periods is the same.